Subsequent Events	12 Months Ended
Sep. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
32.
SUBSEQUENT EVENTS

As described in Note 5 - Segment Information, for the fiscal year 2024, the Company’s four operating segments were Americas, Europe, ASPA, and MEAI which are reported as three reportable segments - Americas, Europe and APMA. During the first quarter of the fiscal year 2025, the Company changed the structure of its internal organization to merge the Middle East and Africa regions (within MEAI) with the Europe operating segment to create a new operating segment, Europe, Middle East, and Africa (“EMEA”), while the India region has been merged with the ASPA operating segment to create the new operating segment, APAC, and therefore the MEAI operating segment ceased to exist. The change was due to the operational advantages and complementary benefits between the regions. No changes were made to the composition of the Americas operating segment. As a result, starting with fiscal year 2025, the Company has three operating as well as reportable segments - Americas, EMEA and APAC.